UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21407
Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
September 30, 2008

Shares		Description (1)					Value

		Common Stocks – 32.7% (21.6% of Total Investments)

		Aerospace & Defense – 1.8%

16,700		Lockheed Martin Corporation					$1,831,489
52,200		Raytheon Company					2,793,222

		Total Aerospace & Defense					4,624,711

		Capital Markets – 1.8%

99,400		JPMorgan Chase & Co.					4,641,980

		Commercial Services & Supplies – 1.8%

135,100		Pitney Bowes Inc.					4,493,426

		Communications Equipment – 1.1%

385,300		Motorola, Inc.					2,751,042

		Containers & Packaging – 0.9%

95,000		Packaging Corp. of America					2,202,100

		Diversified Financial Services – 0.6%

75,100		Citigroup Inc.					1,540,301

		Diversified Telecommunication Services – 2.9%

77,500		AT&T Inc.					2,163,800
90,000		KT Corporation, Sponsored ADR					1,511,100
52,500		Telecom Italia S.p.A., Sponsored ADR					783,300
87,000		Verizon Communications Inc.					2,791,830

		Total Diversified Telecommunication Services					7,250,030

		Electric Utilities – 1.1%

32,200		EDP – Energias de Portugal, S.A., Sponsored ADR					1,329,303
118,000		Korea Electric Power Corporation, Sponsored ADR					1,462,020

		Total Electric Utilities					2,791,323

		Food Products – 0.5%

39,722		Kraft Foods Inc.					1,300,896

		Hotels, Restaurants & Leisure – 1.6%

141,900		Starwood Hotels & Resorts Worldwide, Inc.					3,993,066

		Household Durables – 0.8%

112,000		Newell Rubbermaid Inc.					1,933,120

		Household Products – 1.9%

73,000		Kimberly-Clark Corporation					4,733,320

		Industrial Conglomerates – 0.8%

80,000		General Electric Company					2,040,000

		Insurance – 2.2%

117,000		Genworth Financial Inc., Class A					1,007,370
65,400		Hartford Financial Services Group, Inc.					2,680,746
40,000		Travelers Companies, Inc.					1,808,000

		Total Insurance					5,496,116

		Machinery – 0.8%

32,700		Caterpillar Inc.					1,948,920

		Media – 0.8%

55,000		CBS Corporation, Class B					801,900
66,400		Gannett Company Inc.					1,122,824

		Total Media					1,924,724

		Metals & Mining – 0.4%

13,000		POSCO, ADR					1,213,810

		Multi-Utilities – 0.6%

63,981		United Utilities PLC, Sponsored ADR					1,585,187

		Oil, Gas & Consumable Fuels – 4.1%

33,000		Chevron Corporation					2,721,840
37,900		ConocoPhillips					2,776,175
57,500		Eni S.p.A., Sponsored ADR					3,044,625
30,000		Total S.A., Sponsored ADR					1,820,400

		Total Oil, Gas & Consumable Fuels					10,363,040

		Paper & Forest Products – 1.1%

71,100		International Paper Company					1,861,398
97,000		Stora Enso Oyj, Sponsored ADR					930,599

		Total Paper & Forest Products					2,791,997

		Pharmaceuticals – 2.9%

60,000		GlaxoSmithKline PLC, Sponsored ADR					2,607,600
140,000		Pfizer Inc.					2,581,600
68,000		Sanofi-Aventis, Sponsored ADR					2,235,160

		Total Pharmaceuticals					7,424,360

		Tobacco – 2.2%

57,400		Altria Group, Inc.					1,138,815
33,800		Lorillard Inc.					2,404,870
41,700		Philip Morris International					2,005,770

		Total Tobacco					5,549,455

		Total Common Stocks (cost $85,597,566)					82,592,924

Shares		Description (1)					Value

		Real Estate Investment Trust Common Stocks – 38.0% (25.1% of Total Investments)

		Industrial – 1.3%

118,000		First Industrial Realty Trust, Inc.					$3,384,240

		Office – 6.7%

54,400		Boston Properties, Inc.					5,095,104
200,300		Brandywine Realty Trust					3,210,809
138,200		Mack-Cali Realty Corporation					4,680,834
61,900		SL Green Realty Corporation					4,011,120

		Total Office					16,997,867

		Residential – 9.3%

93,430		Apartment Investment & Management Company, Class A					3,271,919
54,500		AvalonBay Communities, Inc.					5,363,890
100,400		Camden Property Trust					4,604,344
127,500		Equity Residential					5,662,275
159,300		Post Properties, Inc.					4,455,621

		Total Residential					23,358,049

		Retail – 6.2%

69,500		Federal Realty Investment Trust					5,949,200
76,200		Macerich Company					4,850,130
29,700		Simon Property Group, Inc.					2,880,900
152,400		Westfield Group					2,087,566

		Total Retail					15,767,796

		Specialized – 14.5%

130,500		Cogdell Spencer Inc.					2,093,220
473,300		DiamondRock Hospitality Company					4,307,030
347,300		Extra Space Storage Inc.					5,334,527
139,200		Health Care Property Investors Inc.					5,586,096
309,000		Host Hotels & Resorts Inc.					4,106,610
37,174		Public Storage, Inc.					3,680,598
248,000		Senior Housing Properties Trust					5,909,840
113,500		Ventas Inc.					5,609,170

		Total Specialized					36,627,091

		Total Real Estate Investment Trust Common Stocks (cost $93,310,386)					96,135,043

			Weighted
Principal			Average
Amount (000)		Description (1)	Coupon	Maturity (3)	Ratings (2)		Value

		Variable Rate Senior Loan Interests – 41.3% (27.2% of Total Investments) (4)

		Aerospace & Defense – 1.1%

$1,166		Hexcel Corporation, Term Loan B	4.938%	3/01/12	BB+		$1,131,019
1,579		Vought Aircraft Industries, Inc., Term Loan	6.210%	12/22/11	Ba3		1,433,575
364		Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	4.953%	12/22/10	Ba3		330,227

3,109		Total Aerospace & Defense					2,894,821

		Auto Components – 0.8%

457		Gen Tek Inc., Additional Term Loan B	4.791%	2/28/11	BB-		419,185
1,694		Gen Tek Inc., Term Loan B	4.798%	2/28/11	BB-		1,554,550

2,151		Total Auto Components					1,973,735

		Building Products – 0.9%

776		Armstrong World Industries, Inc., Tranche B, Term Loan	4.943%	10/02/13	BBB-		717,893
2,000		Manitowoc Company, Inc., Delayed Draw Term Loan, (5), (6)	0.500%	8/30/14	BB+		(83,500)
957		Stile Acquisition Corporation, Canadian Term Loan	6.500%	4/05/13	B		749,075
966		Stile Acquisition Corporation, Term Loan B	6.000%	4/05/13	B		756,359

4,699		Total Building Products					2,139,827

		Chemicals – 2.3%

400		Celanese US Holdings LLC, Credit Linked Deposit	2.486%	4/02/14	BB+		363,600
1,580		Celanese US Holdings LLC, Term Loan	4.283%	4/02/14	BB+		1,436,220
878		Georgia Gulf Corporation, Term Loan	2.500%	10/03/13	Ba3		788,108
1,960		Hexion Specialty Chemicals, Inc., Term Loan C-4	5.063%	5/05/13	Ba3		1,516,550
1,930		Rockwood Specialties Group, Inc., Term Loan E	4.299%	7/30/12	BB+		1,753,888

6,748		Total Chemicals					5,858,366

		Commercial Services & Supplies – 1.0%

105		Aramark Corporation, Letter of Credit	4.801%	1/24/14	BB		91,622
1,658		Aramark Corporation, Term Loan	5.637%	1/24/14	BB		1,442,192
1,094		Berry Plastics Holding Corporation, Term Loan	4.798%	4/03/15	BB-		890,057

2,857		Total Commercial Services & Supplies					2,423,871

		Containers & Packaging – 1.3%

2,808		Graham Packaging Company, L.P., Term Loan	5.059%	10/07/11	B+		2,517,201
175		Smurfit-Stone Container Corporation, Deposit-Funded Commitment	4.713%	11/01/10	BB		160,978
196		Smurfit-Stone Container Corporation, Term Loan B	4.729%	11/01/11	BB		180,476
371		Smurfit-Stone Container Corporation, Term Loan C	4.741%	11/01/11	BB		341,322
116		Smurfit-Stone Container Corporation, Tranche C-1	4.500%	11/01/11	BB		107,125

3,666		Total Containers & Packaging					3,307,102

		Diversified Consumer Services – 0.7%

1,965		Weight Watchers International, Inc., Term Loan B	4.313%	1/26/14	BB+		1,870,025

		Diversified Telecommunication Services – 1.6%

1,940		Intelsat, Tranche B, Term Loan	5.288%	7/01/13	BB-		1,771,862
1,960		MetroPCS Wireless, Inc., Term Loan	5.402%	11/03/13	BB-		1,754,900
463		Verifone, Inc., Term Loan B	5.550%	10/31/13	BB		439,375

4,363		Total Diversified Telecommunication Services					3,966,137

		Electric Utilities – 1.7%

1,702		Dynegy Holdings, Inc., Delayed Term Loan	5.210%	4/02/13	Ba1		1,460,426
295		Dynegy Holdings, Inc., Term Loan	5.210%	4/02/13	Ba1		253,019
1,980		TXU Corporation, Term Loan B-2	6.228%	10/10/14	Ba3		1,680,525
992		TXU Corporation, Term Loan B-3	6.280%	10/10/14	Ba3		840,951

4,969		Total Electric Utilities					4,234,921

		Electrical Equipment – 0.6%

1,409		Sensus Metering Systems, Inc., Term Loan B-1	4.715%	12/17/10	BB		1,384,043

		Electronic Equipment & Instruments – 0.3%

978		Sensata Technologies B.V., Term Loan	4.543%	4/27/13	BB		823,238

		Food Products – 2.3%

1,985		Dean Foods Company, Term Loan	5.269%	4/02/14	BB		1,757,617
2,315		Michael Foods, Inc., Term Loan B	4.867%	11/21/10	BB-		2,199,382
2,000		Wrigley Wm. Jr. Company, Term Loan B, WI/DD	TBD	TBD	N/R		1,965,893

6,300		Total Food Products					5,922,892

		Gas Utilities – 0.7%

2,000		Energy Transfer Partners LP, Term Loan	4.553%	11/01/12	BBB-		1,850,000

		Health Care Equipment & Supplies – 1.4%

240		Bausch & Lomb, Inc., Delayed Term Loan, (5)	4.707%	4/24/15	BB-		212,333
1,588		Bausch & Lomb, Inc., Term Loan	7.012%	4/24/15	BB-		1,478,164
1,990		Biomet, Inc., Term Loan	6.762%	3/24/15	BB-		1,838,228

3,818		Total Health Care Equipment & Supplies					3,528,725

		Health Care Providers & Services – 4.4%

96		Community Health Systems, Inc., Delayed Draw, Term Loan, (5), (6)	1.000%	7/25/14	BB		(11,492)
1,872		Community Health Systems, Inc., Term Loan	5.277%	7/25/14	BB		1,647,323
1,265		DaVita, Inc., Term Loan B-1	4.880%	10/05/12	BB+		1,146,066
2,000		Fresenius Medical Care AG & Co. KGaA, Term Loan, WI/DD	TBD	TBD	BBB-		1,970,000
1,965		HCA, Inc., Term Loan	6.012%	11/18/13	BB		1,727,972
1,881		Health Management Associates, Inc., Term Loan	5.512%	2/28/14	BB-		1,594,379
1,950		Quintiles Transnational Corporation, Term Loan B	5.770%	3/29/13	BB		1,733,063
230		United Surgical Partners International, Inc., Delayed Term Loan	5.118%	4/18/14	Ba3		193,548
1,242		United Surgical Partners International, Inc., Term Loan	5.133%	4/18/14	Ba3		1,055,988

12,501		Total Health Care Providers & Services					11,056,847

		Hotels, Restaurants & Leisure – 2.7%

1,950		24 Hour Fitness Worldwide, Inc., Term Loan B	5.677%	6/08/12	Ba3		1,716,000
767		CBRL Group, Inc., Term Loan B-1	4.300%	4/28/13	BB-		673,110
92		CBRL Group, Inc., Term Loan B-2	4.300%	4/28/13	BB-		80,927
1,940		Penn National Gaming, Inc., Term Loan B	4.484%	10/03/12	BB+		1,753,760
89		Travelport LLC, Letter of Credit	6.012%	8/23/13	BB-		71,898
445		Travelport LLC, Term Loan	6.012%	8/23/13	BB-		358,325
599		Venetian Casino Resort LLC, Delayed Term Loan	5.520%	5/23/14	BB-		455,608
2,370		Venetian Casino Resort LLC, Term Loan	5.520%	5/23/14	BB-		1,804,162

8,252		Total Hotels, Restaurants & Leisure					6,913,790

		Independent Power Producers & Energy Traders – 1.2%

750		KGEN LLC, Synthetic Letter of Credit	4.563%	2/05/14	BB		641,250
1,228		KGEN LLC, Term Loan B	5.563%	2/05/14	BB		1,050,047
469		NRG Energy, Inc. Credit Linked Deposit	2.701%	2/01/13	Ba1		414,014
954		NRG Energy, Inc., Term Loan	5.262%	2/01/13	Ba1		842,710

3,401		Total Independent Power Producers & Energy Traders					2,948,021

		Insurance – 0.3%

1,159		Conseco, Inc., Term Loan	5.709%	10/10/13	B+		872,349

		IT Services – 1.4%

1,980		First Data Corporation, Term Loan B-1	5.963%	9/24/14	BB-		1,697,025
2,022		SunGard Data Systems, Inc., Term Loan B	4.553%	2/28/14	BB		1,764,563

4,002		Total IT Services					3,461,588

		Life Sciences Tools & Services – 0.8%

2,000		Invitrogen Corporation, Term Loan, WI/DD	TBD	TBD	BBB-		1,957,084

		Media – 8.3%

1,975		CanWest Mediaworks LP, Term Loan	4.810%	7/10/15	Ba2		1,723,188
985		Cequel Communications LLC, Term Loan B	4.792%	11/05/13	BB-		859,413
2,184		Charter Communications Operating Holdings LLC, Term Loan	4.800%	3/06/14	B+		1,744,071
1,950		CSC Holdings, Inc., Term Loan	4.569%	3/29/13	BBB-		1,727,142
1,975		Discovery Communications Holdings LLC, Term Loan	5.762%	5/14/14	BB+		1,845,391
1,919		Emmis Operating Company, Term Loan	5.694%	11/01/13	B+		1,560,536
1,965		Idearc, Inc., Term Loan	5.767%	11/17/14	BB		1,161,315
970		Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	7.012%	4/08/12	Ba3		692,652
1,960		Neilsen Finance LLC, Term Loan	4.803%	8/09/13	Ba3		1,701,293
1,975		Tribune Company, Term Loan B	5.786%	6/04/14	B		1,051,688
341		Tribune Company, Term Loan X	5.541%	6/04/09	B		315,733
2,000		Univision Communications, Inc., Term Loan	5.121%	9/29/14	B1		1,297,000
2,000		UPC Broadband Holding BV, Term Loan N	4.236%	12/31/14	Ba3		1,793,000
1,899		WMG Acquisition Corporation, Term Loan	5.073%	2/28/11	BB		1,720,650
2,000		Yell Group PLC, Term Loan	5.704%	10/27/12	Ba3		1,726,667

26,098		Total Media					20,919,739

		Metals & Mining – 0.6%

673		Amsted Industries, Inc., Delayed Term Loan	5.035%	4/08/13	BB		618,795
926		Amsted Industries, Inc., Term Loan	4.842%	4/08/13	BB		851,777

1,599		Total Metals & Mining					1,470,572

		Paper & Forest Products – 0.7%

1,861		Georgia-Pacific Corporation, Term Loan B	4.694%	12/21/12	BB+		1,648,890

		Pharmaceuticals – 1.5%

2,167		Mylan Laboratories Inc., Term Loan	7.037%	10/02/14	BB		2,020,689
1,970		Royalty Pharma Finance Trust, Term Loan	6.012%	4/16/13	Baa2		1,873,962

4,137		Total Pharmaceuticals					3,894,651

		Real Estate Management & Development – 0.3%

1,320		LNR Property Corporation, Term Loan B	6.040%	7/12/11	BB		866,800

		Road & Rail – 0.7%

111		Hertz Corporation, Letter of Credit	5.454%	12/21/12	BB+		99,292
613		Hertz Corporation, Term Loan	4.169%	12/21/12	BB+		547,745
1,767		Swift Transportation Company, Inc., Term Loan	6.063%	5/10/14	B+		1,153,256

2,491		Total Road & Rail					1,800,293

		Specialty Retail – 0.5%

1,500		TRU 2005 RE Holding Co I LLC, Term Loan	5.486%	12/08/08	B3		1,317,000

		Textiles, Apparel & Luxury Goods – 0.5%

1,395		HBI Branded Apparel Limited, Inc., Term Loan	4.709%	9/05/13	BB+		1,275,227

		Trading Companies & Distributors – 0.7%

912		Ashtead Group Public Limited Company, Term Loan	4.563%	8/31/11	Ba2		852,720
196		Brenntag Holdings GmbH & Co. KG, Acquisition Facility	5.071%	1/20/14	B+		165,925
804		Brenntag Holdings GmbH & Co. KG, Facility B2	5.071%	1/20/14	B+		679,073

1,912		Total Trading Companies & Distributors					1,697,718

$122,660		Total Variable Rate Senior Loan Interests (cost $119,925,916)					104,278,272

Principal
Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings	(2)	Value

		Emerging Markets Debt and Foreign Corporate Bonds – 36.2% (23.9% of Total Investments)

		Argentina – 1.1%

$4,427		Republic of Argentina	3.092%	8/03/12	B		$1,606,003
1,363		Republic of Argentina	8.280%	12/31/33	B		782,007
497	EUR	Republic of Argentina	7.820%	12/31/33	B		332,678

		Total Argentina					2,720,688

		Brazil – 3.8%

1,500	BRL	Banco ABN AMRO Real S.A., Reg S	16.200%	2/22/10	N/R		776,446
190		Centrais Eletricas Brasileiras S.A., 144A	7.750%	11/30/15	BBB-		184,775
400		Cia Brasileira de Bebidas	10.500%	12/15/11	Baa1		442,000
1,370	BRL	Companhia Energetica de Sao Paulo, Corporate Bond 144A	9.750%	1/15/15	Ba2		751,470
765	EUR	Federative Republic of Brazil, Reg S	8.500%	9/24/12	BBB-		1,111,969
295		Federative Republic of Brazil	8.750%	2/04/25	BBB-		347,363
590		Globo Comunicacao Participacoes, S.A., 144A	7.250%	4/26/22	BBB-		519,200
1,955		National Development Company	6.369%	6/16/18	Baa3		1,730,175
92	BRL	National Treasury Note of Brazil, (8)	6.000%	8/15/10	BBB+		814,188
130	BRL	National Treasury Note of Brazil	6.000%	5/15/15	Ba1		1,066,427
185	BRL	National Treasury Note of Brazil	10.000%	1/01/17	BBB+		804,885
535		Petrobras International Finance Company	8.375%	12/10/18	BBB		580,475
1,100	BRL	RBS Zero Hora Editora Jornalistica S.A., 144A	11.250%	6/15/17	BB-		400,792

		Total Brazil					9,530,165

		Chile – 2.2%

600		Coldelco Inc., Reg S	6.375%	11/30/12	Aa3		620,364
450		Corporacion Nacional del Cobre de Chile, Reg S	5.625%	9/21/35	Aa3		373,820
1,245		Corporacion Nacional del Cobre de Chile, Reg S	6.150%	10/24/36	Aa3		1,149,932
430		Corporacion Nacional del Cobre, 144A	5.500%	10/15/13	Aa3		428,108
1,765		Corporacion Nacional del Cobre, 144A	4.750%	10/15/14	Aa3		1,679,502
1,100		Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A2		1,026,622
245		Empresa Nacional del Petroleo, Reg S	6.750%	11/15/12	A2		252,369

		Total Chile					5,530,717

		Colombia – 0.7%

650,000	COP	Bogota Distrito Capital, 144A	9.750%	7/26/28	BB+		247,636
1,554,000	COP	Republic of Colombia	12.000%	10/22/15	BB+		827,882
1,912,000	COP	Republic of Colombia	9.850%	6/28/27	BB+		808,367

		Total Colombia					1,883,885

		El Salvador – 0.4%

445		Republic of El Salvador, Reg S	7.750%	1/24/23	Baa3		451,675
465		Republic of El Salvador, Reg S	7.625%	9/21/34	Baa3		462,675

		Total El Salvador					914,350

		Gabon – 1.3%

3,360		Republic of Gabon, 144A	8.200%	12/12/17	BB-		3,242,400

		Ghana – 0.4%

1,200		Republic of Ghana, Reg S	8.500%	10/04/17	B+		1,013,944

		Hungary – 0.4%

180,800	HUF	Republic of Hungary, Treasury Bill	6.000%	10/24/12	BBB+		938,581

		India – 0.4%

1,205		Vedanta Resources PLC, 144A	9.500%	7/18/18	Ba1		1,028,950

		Indonesia – 1.4%

1,195		Majapahit Holdings B.V., 144A	7.250%	10/17/11	BB-		1,138,238
670		Republic of Indonesia, 144A	6.750%	3/10/14	BB-		644,875
2,000		Republic of Indonesia, 144A	7.750%	1/17/38	BB-		1,810,000

		Total Indonesia					3,593,113

		Israel – 0.7%

1,115		Israel Electric Corporation Limited, 144A	7.250%	1/15/19	BBB+		1,118,827
585		State of Israel	5.500%	11/09/16	A1		604,255

		Total Israel					1,723,082

		Kazakhstan – 1.1%

1,355		KazMuniaGaz Finance Subsidiary, Reg S	9.125%	7/02/18	Baa1		1,177,224
1,690		KazMuniaGaz Finance Subsidiary, 144A	9.125%	7/02/18	Baa1		1,444,950
279		Tengizchevroil LLP, 144A	6.124%	11/15/14	BBB-		224,266

		Total Kazakhstan					2,846,440

		Luxembourg – 0.1%

165		Gaz Capital S.A.	8.625%	4/28/34	BBB		154,275

		Malaysia – 1.8%

950		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-		975,769
525		Pertoliam Nasional Berhad, Reg S	7.625%	10/15/26	A1		616,511
1,125		Petronas Capital Limited, Reg S	7.000%	5/22/12	A1		1,202,108
1,100		Republic of Malaysia	8.750%	6/01/09	A-		1,132,126
550		Sarawak International Inc.	5.500%	8/03/15	A-		505,074

		Total Malaysia					4,431,588

		Mexico – 3.0%

797		Conproca S.A., Reg S	12.000%	6/16/10	BBB+		862,265
6,125	MXN	Mexico Bonos de DeSarrollo	7.750%	12/14/17	A+		537,425
1,925		Pemex Project Funding Master Trust, Reg S	4.119%	6/15/10	BBB+		1,896,221
900		Pemex Project Funding Master Trust, 144A	5.750%	3/01/18	BBB+		856,170
6,575	MXN	United Mexican States	8.000%	12/19/13	A+		592,265
1,175		United Mexican States	6.750%	9/27/34	BBB+		1,183,813
1,922		United Mexican States	6.050%	1/11/40	BBB+		1,731,722

		Total Mexico					7,659,881

		Morocco – 0.4%

815	EUR	Kingdom of Morocco, Reg S	5.375%	6/27/17	BBB-		1,030,298

		Netherlands – 0.2%

700		Intergas Finance B.V., Reg S	6.375%	5/14/17	Baa1		528,500

		Panama – 0.8%

625		Republic of Panama	7.250%	3/15/15	BB+		651,563
1,079		Republic of Panama	9.375%	4/01/29	BB+		1,343,355

		Total Panama					1,994,918

		Peru – 3.4%

470	PEN	Republic of Peru, (8)	8.610%	3/10/10	BBB+		159,909
2,430		Republic of Peru	9.875%	2/06/15	BBB-		2,782,350
2,285		Republic of Peru	8.375%	5/03/16	BBB-		2,444,950
615		Republic of Peru	8.750%	11/21/33	BBB-		734,925
630		Republic of Peru	6.550%	3/14/37	BBB-		581,175
2,800	PEN	Republic of Peru, Certificates of Deposit	0.000%	1/05/09	BBB-		919,968
1,462		Republic of Peru, Enhanced Pass Thru Notes, 144A, (8)	0.000%	5/31/18	BB+		939,229

		Total Peru					8,562,506

		Philippines – 0.7%

255		Bangko Sentral ng Pilippinas, Series A	8.600%	6/15/27	BB-		283,369
220		National Power Corporation, Reg S	7.061%	8/23/11	BB-		225,927
1,115		Republic of the Philippines	8.250%	1/15/14	BB-		1,204,200

		Total Philippines					1,713,496

		Qatar – 0.3%

99		Ras Laffan Liquefied Natural Gas Co., Ltd., 144A	3.437%	9/15/09	A2		99,206
207		Ras Laffan Liquefied Natural Gas Co., Ltd., Reg S	3.437%	9/15/09	A2		207,849
575		Ras Laffan Liquefied Natural Gas II, Reg S	5.298%	9/30/20	A2		523,768

		Total Qatar					830,823

		Russian Federation – 2.2%

765		Gazprom Capital S.A., 144A	7.343%	4/11/13	A3		696,150
620		Irkut Corporation, Loan Participations, Moscow River B.V., Reg S	8.250%	4/10/09	N/R		571,330
4,147		Russia Federation, Reg S	7.500%	3/31/30	BBB+		4,251,143

		Total Russian Federation					5,518,623

		Serbia – 0.8%

2,500		Republic of Serbia, 144A	3.750%	11/01/24	BB-		2,143,750

		South Africa – 0.9%

1,140		Republic of South Africa	7.375%	4/25/12	BBB+		1,169,925
1,425		Republic of South Africa	5.875%	5/30/22	BBB+		1,216,694

		Total South Africa					2,386,619

		Trinidad and Tobago – 1.9%

945		First Citizens Saint Lucia Limited, Reg S	5.125%	2/14/11	A1		964,209
180		National Gas Company of Trinidad and Tobago, 144A	6.050%	1/15/36	A3		157,050
1,325		Petroleum Company of Trinidad & Tobago Limited, 144A	6.000%	5/08/22	BBB+		1,245,765
963		Republic of Trinidad and Tobago, Reg S	9.750%	7/01/20	A		1,266,345
1,275		Republic of Trinidad and Tobago, Reg S	5.875%	5/17/27	A		1,262,250

		Total Trinidad and Tobago					4,895,619

		Tunisia – 1.3%

3,215		Banque de Tunisie	7.375%	4/25/12	BBB		3,363,694

		Turkey – 0.5%

1,160		Republic of Turkey, Government Bond	7.250%	3/15/15	BB-		1,157,100

		Ukraine – 0.7%

1,985		Republic of Ukraine, Reg S	6.875%	3/04/11	B+		1,677,325

		United Arab Emirates – 0.2%
435		Abu Dhabi National Energy Company, 144A	7.250%	8/01/18	Aa2		424,818

		Uruguay – 2.4%

4,657		Oriental Republic of Uruguay	7.625%	3/21/36	BB		4,447,104
985		Republic of Uruguay	9.250%	5/17/17	BB-		1,114,281
480		Republic of Uruguay	8.000%	11/18/22	BB		482,400
117		Republic of Uruguay	7.875%	1/15/33	BB		117,021

		Total Uruguay					6,160,806

		Venezuela – 0.7%

815		Republic of Venezuela, Reg S	3.791%	4/20/11	BB-		669,724
1,425		Republic of Venezuela	9.250%	9/15/27	BB-		1,066,606

		Total Venezuela					1,736,330

		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $98,608,916)					91,337,284

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings		Value

		Short-Term Investments – 3.4% (2.2% of Total Investments)

		Sovereign Debt – 0.3%

1,750	EGP	Egypt Republic, Treasury Bill	0.000%	10/07/08	BBB-		$319,984
2,150	EGP	Egypt Republic, Treasury Bill	0.000%	10/21/08	BBB-		392,033

		Total Sovereign Debt					712,017

		Repurchase Agreements – 3.1%

$7,858		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08,	0.100%	10/01/08	N/A		7,857,922
		repurchase price $7,857,944, collateralized by $7,880,000 U.S. Treasury Notes, 4.750%, due 2/28/09, value $8,017,900

		Total Short-Term Investments (cost $8,576,801)					8,569,939

		Total Investments (cost $406,019,585) – 151.6%					382,913,462

		Other Assets Less Liabilities – (4.1)%					(10,316,109)

		FundPreferred Shares, at Liquidation Value – (47.5)% (9)					(120,000,000)

		Net Assets Applicable to Common Shares – 100%					$252,597,353

Forward Foreign Currency Exchange Contracts outstanding at September 30, 2008:

					Unrealized
					Appreciation
	Amount	In Exchange For	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	550,000	U.S. Dollar	282,341	12/17/08	$(2,237)
Brazilian Real	10,440,000	U.S. Dollar	6,061,310	12/17/08	659,500
Colombian Peso	4,075,149,000	U.S. Dollar	1,919,072	10/24/08	64,165
Euro	557,000	U.S. Dollar	782,106	12/17/08	(4,573)
Euro	192,000	U.S. Dollar	269,389	12/17/08	(1,782)
Euro	285,000	U.S. Dollar	400,311	12/17/08	(2,208)
Euro	333,000	U.S. Dollar	466,580	12/17/08	(3,733)
Euro	330,000	U.S. Dollar	462,848	12/17/08	(3,227)
Euro	328,000	U.S. Dollar	461,047	12/17/08	(2,204)
Euro	166,000	U.S. Dollar	238,559	12/17/08	4,109
Euro	167,000	U.S. Dollar	236,626	12/17/08	763
Hungarian Forint	164,073,000	U.S. Dollar	945,666	12/17/08	(3,346)
Indonesian Rupiah	5,605,688,000	U.S. Dollar	559,450	7/16/09	(10,335)
Malaysian Ringgit	2,017,000	U.S. Dollar	584,638	12/17/08	(5,281)
Malaysian Ringgit	5,251,000	U.S. Dollar	1,513,256	12/17/08	(22,522)
Mexican Peso	4,884,000	U.S. Dollar	455,810	12/17/08	13,477
Mexican Peso	7,326,000	U.S. Dollar	683,651	12/17/08	20,151
Peruvian Nouveau Sol	2,685,000	U.S. Dollar	898,745	12/17/08	3,673
Peruvian Nouveau Sol	532,000	U.S. Dollar	178,553	12/17/08	1,206
South Korean Won	618,144,000	U.S. Dollar	614,000	7/01/09	99,070
U.S. Dollar	713,514	Brazilian Real	1,320,000	12/17/08	(30,526)
U.S. Dollar	704,000	Brazilian Real	1,320,000	12/17/08	(21,013)
U.S. Dollar	236,789	Euro	167,000	12/17/08	(927)
U.S. Dollar	222,405	Euro	150,000	12/17/08	(10,552)
U.S. Dollar	238,663	Euro	166,000	12/17/08	(4,213)
U.S. Dollar	576,420	Indonesian Rupiah	5,605,688,000	7/16/09	(6,636)
U.S. Dollar	924,496	Malaysian Ringgit	3,208,000	12/17/08	13,759
U.S. Dollar	1,176,810	Malaysian Ringgit	4,080,000	12/17/08	16,482
U.S. Dollar	547,515	South Korean Won	618,144,000	7/01/09	(32,585)
U.S. Dollar	394,559	Yuan Renminbi	2,683,000	9/21/09	(7,575)
U.S. Dollar	400,588	Yuan Renminbi	2,723,000	9/21/09	(7,835)
U.S. Dollar	400,765	Yuan Renminbi	2,724,000	9/21/09	(7,867)

					$705,178

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at September 30, 2008. At September 30, 2008, the Fund had unfunded Senior Loan Commitments of $2,255,770.

(6)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at September 30, 2008.

(7)	Principal Amount denominated in U.S. Dollars, unless otherwise noted.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(9)	FundPreferred Shares, at Liquidation Value as a percentage of Total Investments is 31.3%.

N/A	Not applicable/not available.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S
Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD
Senior Loan purchased on a when-issued or delayed-delivered basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final average coupon rate maturity date.

BRL	Brazilian Real

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

HUF	Hungarian Forint

MXN	Mexican Peso

PEN	Peruvian New Sol

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$180,653,235	$200,346,901	$1,913,326	$382,913,462
Derivatives*	—	705,178	—	705,178

Total	$180,653,235	$201,052,079	$1,913,326	$383,618,640

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance as of December 31, 2007	$931,395
Gains (losses):
Net realized gains (losses)	117,849
Net change in unrealized appreciation (depreciation)	(200,417)
Net purchases at cost (sales at proceeds)	125,270
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	939,229

Balance as of September 30, 2008	$1,913,326

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $407,038,825.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$30,605,882
Depreciation	(54,731,245)

Net unrealized appreciation (depreciation) of investments	$(24,125,363)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)      Nuveen Diversified Dividend and Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.